UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 4,645,383	$ 6,166,880
Restricted cash	1,328,060	859,192
Accounts receivable, net of allowance for credit losses of $7,978 and $4,971, as of December 31, 2020 and June 30, 2021 respectively	382,662	362,999
Prepaid expenses and other assets	1,202,889	1,054,229
Loans receivable, net of allowance for credit losses of $20,872 and $58,832, as of December 31, 2020 and June 30, 2021 respectively	762,485	285,937
Inventories, net	99,477	64,219
Short-term investments	962,141	126,099
Amounts due from related parties	14,001	19,449
Total current assets	9,397,098	8,939,004
Non-current assets
Property and equipment, net	442,122	386,401
Operating lease right-of-use assets, net	388,073	234,555
Intangible assets, net	42,137	39,773
Long-term investments	286,372	190,482
Prepaid expenses and other assets	301,104	204,804
Loans receivable, net of allowance for credit losses of $19,612 and $15,058, as of December 31, 2020 and June 30, 2021 respectively	45,488	117,149
Restricted cash	29,457	27,321
Deferred tax assets	114,862	99,904
Goodwill	476,334	216,278
Total non-current assets	2,125,949	1,516,667
Total assets	11,523,047	10,455,671
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $19,290 and $12,821 as of December 31, 2020 and June 30, 2021, respectively)	179,551	121,637
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $107,512 and $127,510 as of December 31, 2020 and June 30, 2021, respectively)	2,670,816	2,033,461
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $11,014 and $16,652 as of December 31, 2020 and June 30, 2021, respectively)	206,383	161,379
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of $2,347 and $3,805 as of December 31, 2020 and June 30, 2021, respectively)	60,017	42,613
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $10,122 and $6,543 as of December 31, 2020 and June 30, 2021, respectively)	113,544	74,506
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $212,377 and $204,926 as of December 31, 2020 and June 30, 2021, respectively)	2,538,838	2,150,165
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $566 and $1,790 as of December 31, 2020 and June 30, 2021, respectively)	114,448	52,306
Total current liabilities	5,883,597	4,636,067
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $1,907 and $1,738 as of December 31, 2020 and June 30, 2021, respectively)	61,036	36,159
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $16,916 and $6,642 as of December 31, 2020 and June 30, 2021, respectively)	299,476	177,870
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $55,200 and $70,953 as of December 31, 2020 and June 30, 2021, respectively)	396,138	343,297
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2020 and June 30, 2021, respectively)	1,282,496	1,840,406
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2020 and June 30, 2021, respectively)	1,272	1,526
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $107 and $107 as of December 31, 2020 and June 30, 2021, respectively)	107	107
Total non-current liabilities	2,040,525	2,399,365
Total liabilities	7,924,122	7,035,432
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	9,587,617	8,526,571
Accumulated other comprehensive income (loss)	(22,989)	4,681
Statutory reserves	1,766	2,363
Accumulated deficit	(6,006,493)	(5,150,958)
Total Sea Limited shareholders' equity	3,560,167	3,382,912
Non-controlling interests	38,758	37,327
Total shareholders' equity	3,598,925	3,420,239
Total liabilities and shareholders' equity	11,523,047	10,455,671
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	190	179
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 76	$ 76